Subsequent Events (Details Narrative) - USD ($)			12 Months Ended
	Apr. 01, 2024	Aug. 22, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Proceeds from issuance costs				$ 250,000	$ 2,191,308
Listing value of requirred shares		2,500,000
Cash				226,985
Stock sold for cash (ATM) - net				$ 25,308
Subsequent Event [Member]
Subsequent Event [Line Items]
Face amount	$ 1,375,000
Original issue discount	125,000
Proceeds from issuance costs	1,250,000
Increase in accrued interest	$ 3,000,000
Subsequent Event [Member] | Next Charging LLC [Member]
Subsequent Event [Line Items]
Promissory note			7.00%
Cash			$ 5,500,000
Stock sold for cash (ATM) - net			$ 3,700,000
Subsequent Event [Member] | Lender [Member]
Subsequent Event [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares	156,000
Subsequent Event [Member] | Michael Farkas [Member]
Subsequent Event [Line Items]
Controlling interest rate	20.00%
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Promissory note	8.00%
Debt Instrument, Convertible, Conversion Price	$ 0.70
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Promissory note	18.00%